BORROWINGS - Composition of Non-recourse Borrowings (Details) - USD ($) $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Add: Unamortized premium	$ 3	$ 3
Less: Current portion	0	(3)
Non-recourse borrowings	$ 15,974	$ 14,921
Non-recourse borrowing
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	4.30%	4.30%
Term (years)	9 years	10 years
Carrying value	$ 17,138	$ 16,006
Estimated fair value	18,590	17,991
Add: Unamortized premium	145	63
Less: Unamortized financing fees	(97)	(122)
Less: Current portion	(1,212)	(1,026)
Non-recourse borrowings	$ 15,974	$ 14,921
Non-recourse borrowing | Hydroelectric
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	4.90%	4.80%
Term (years)	8 years	9 years
Carrying value	$ 7,237	$ 6,989
Estimated fair value	$ 7,801	$ 7,853
Non-recourse borrowing | Wind
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	4.20%	4.30%
Term (years)	9 years	10 years
Carrying value	$ 4,428	$ 4,324
Estimated fair value	$ 4,812	$ 4,785
Non-recourse borrowing | Solar
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	3.60%	3.60%
Term (years)	11 years	12 years
Carrying value	$ 3,907	$ 3,684
Estimated fair value	$ 4,328	$ 4,247
Non-recourse borrowing | Energy transition
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	3.10%	3.80%
Term (years)	9 years	11 years
Carrying value	$ 1,566	$ 1,009
Estimated fair value	1,649	1,106
Subscription Facility | Non-recourse borrowing
Disclosure of detailed information about borrowings [line items]
Carrying value	$ 43	$ 15